Borrowings - Existing facilities (Details) $ in Thousands																12 Months Ended
	Apr. 01, 2019 USD ($)	Mar. 06, 2019 USD ($)	Feb. 20, 2019 USD ($) installment	Dec. 12, 2018 USD ($)	Nov. 13, 2018 USD ($)	Jan. 05, 2018 USD ($)	Apr. 05, 2017 USD ($)	Oct. 25, 2016 USD ($)	Sep. 26, 2016 USD ($)	Jul. 25, 2016 USD ($)	Jul. 19, 2016 USD ($) item	Jun. 24, 2016 USD ($)	Apr. 05, 2016 USD ($)	Mar. 22, 2016 USD ($)	Oct. 16, 2015 USD ($) tranche installment item	Dec. 31, 2019 USD ($) installment	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 USD ($)	Feb. 10, 2019 USD ($)	Nov. 14, 2018 USD ($)	Apr. 26, 2018 USD ($)	Oct. 20, 2017 USD ($)	Jul. 03, 2017 USD ($)	May 03, 2017 USD ($)	Nov. 01, 2016 USD ($)	Feb. 18, 2016 USD ($)
Borrowings
Drawn amount																$ 445,000	$ 25,940	[1]	$ 60,000
Amount outstanding																1,346,024	1,365,800
Amount repaid																465,195	209,336	[1]	$ 229,914
Unamortized loan fees written off to profit or loss																988	$ 900
Five Vessel Refinancing
Borrowings
Refinance of outstanding debt													$ 535,500
Five Vessel Refinancing | GAS-twenty seven Ltd.
Borrowings
Debt assumed from acquired entities																						$ 93,896
Five-year senior tranche facility
Borrowings
Drawn amount													323,162
Amount outstanding																$ 240,422
Number of quarterly repayable installments | installment																6
Installment amount																$ 6,290
Final balloon payment																202,680
Five-year senior tranche facility | Maximum
Borrowings
Amount of credit facility																												$ 396,500
Two-year bullet junior tranche facility
Borrowings
Drawn amount													$ 149,792
Prepaid amount of debt						$ 29,750	$ 120,042
Two-year bullet junior tranche facility | Maximum
Borrowings
Amount of credit facility																												$ 180,000
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing)
Borrowings
Amount of credit facility											$ 1,050,000
Number of on-the-water vessels refinanced | item											8
Number of existing credit facilities being refinanced | item											6
Unamortized loan fees written off to profit or loss																				$ 5,637
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-seven Ltd.
Borrowings
Debt assumed from acquired entities																											$ 122,292
Refinance of outstanding debt										$ 124,000
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-eight Ltd.
Borrowings
Debt assumed from acquired entities																								$ 124,141
Refinance of outstanding debt										$ 127,080
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Term loan facility)
Borrowings
Amount of credit facility											$ 950,000
Amount outstanding																201,037
Installment amount																7,566
Final balloon payment																$ 170,773
Number of semi annual installments | installment																4
Term of debt instrument											5 years
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Revolving credit facility)
Borrowings
Amount of credit facility											$ 100,000
Drawn amount					$ 25,940
Amount outstanding																$ 0
Amount repaid				$ 25,940
October 2015 Facility
Borrowings
Amount outstanding																498,223
Number of international banks | item															14
Number of semi annual installments for first three tranches | installment															24
Number of years in profile for first three tranches															12 years
Number of years in profile for fourth tranche															20 years
Number of semi annual installments for the fourth tranche | installment															20
October 2015 Facility | GAS-eleven Ltd.
Borrowings
Debt assumed from acquired entities																										$ 151,423
Drawn amount														$ 162,967
Number of tranches in loan agreement | item															4
Loan agreement amount tranche one															$ 51,257
Loan agreement amount tranche two															25,615
Loan agreement amount tranche three															24,991
Loan agreement amount tranche four															$ 61,104
October 2015 Facility | GAS-twelve Ltd.
Borrowings
Debt assumed from acquired entities	$ 134,107
Drawn amount												$ 162,967
Number of tranches in loan agreement | tranche															4
Loan agreement amount tranche one															$ 51,257
Loan agreement amount tranche two															25,615
Loan agreement amount tranche three															24,991
Loan agreement amount tranche four															$ 61,104
October 2015 Facility | GAS-thirteen Ltd.
Borrowings
Debt assumed from acquired entities																									$ 155,005
Drawn amount									$ 160,697
Number of tranches in loan agreement | item															4
Loan agreement amount tranche one															$ 50,544
Loan agreement amount tranche two															25,258
Loan agreement amount tranche three															24,643
Loan agreement amount tranche four															$ 60,252
October 2015 Facility | GAS-fourteen Ltd.
Borrowings
Debt assumed from acquired entities																							$ 143,622
Drawn amount								$ 160,697
Number of tranches in loan agreement | tranche															4
Loan agreement amount tranche one															$ 50,544
Loan agreement amount tranche two															25,258
Loan agreement amount tranche three															24,643
Loan agreement amount tranche four															$ 60,252
KEXIM and K-Sure
Borrowings
Percentage of finance coverage															60.00%
2019 Partnership Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC
Borrowings
Amount of credit facility			$ 450,000
Drawn amount	$ 75,000	$ 360,000
Amount outstanding																425,949
Number of quarterly repayable installments | installment			20
Installment amount			$ 7,357
Final balloon payment																					$ 302,860
Prepaid amount of debt		$ 354,375
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility			75.00%
Undrawn amount																$ 1,980

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).